DEBT (Details Narrative) $ in Thousands, € in Millions, £ in Millions			6 Months Ended	12 Months Ended
	May 03, 2021 USD ($)	Jun. 20, 2019 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2021 GBP (£)	Jun. 30, 2021 EUR (€)	Dec. 31, 2020 GBP (£)	Jun. 30, 2020 USD ($)	May 23, 2019 USD ($)	May 05, 2019 USD ($)
Debt Instrument [Line Items]
Working capital facility			$ 169,000	$ 151,300
Line of credit interest rate			2.60%	2.60%
Line of credit facility, remaining borrowing capacity			$ 0
Utilized working capital facility			600
Utilized debt amount			600
Short-term Debt			59,709	$ 42,360
CIB Long Term Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount			$ 21,000
Debt Instrument, maturity date			Aug. 15, 2021
Short-term Debt, Description			Under the terms of its arrangement with CIB, the Company repaid $
Repayments of Debt			$ 11,000
Remaining debt obligation amount			$ 10,000
Debt instrument, interest rate, stated percentage			2.30%	2.30%	2.30%	2.30%	2.30%
CIB Short-Term Debt [Member]
Debt Instrument [Line Items]
Short-term Debt, Description			The U.S. Dollar time loan facility accrues interest at 2.25% per annum over 3 months LIBOR plus 50 basis points per annum of the Highest Monthly Debit Balance (“HMDB”) commission. The Egyptian Pound time loan and overdraft facilities accrue interest at 0.75% per annum over the Central Bank of Egypt’s Corridor Offer Rate plus 50 basis points per annum, HMDB commission
Utilized debt amount			$ 900			€ 2.0
ABK Short-Term Debt [Member]
Debt Instrument [Line Items]
Short-term Debt, Description			The ABK Short-Term Debt accrues interest at 1.65% per annum over
Debt instrument, interest rate, stated percentage			11.00%	11.00%	11.00%	11.00%	11.00%
HSBC Loan Line [Member]
Debt Instrument [Line Items]
Line of credit interest rate	1.25%
Line of credit facility description	The initial loan was repayable on July 3, 2021 but was subsequently extended to September 3, 2021 at management’s exclusive discretion.
Short-term Debt	$ 9,900
Loan term	6 months
Time Loan Facility [Member] | CIB Short-Term Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount			$ 1,500
Debt instrument, interest rate, stated percentage			2.30%	2.30%	2.30%	2.30%	2.30%
Utilized debt amount				$ 1,300
Short-term Debt				$ 200
Time Loan Facility [Member] | CIB Short-Term Debt [Member] | Egyptian [Member]
Debt Instrument [Line Items]
Debt instrument, face amount | £					£ 2.0
Debt instrument, interest rate, stated percentage			10.00%	10.00%	10.00%	10.00%	10.00%
Utilized debt amount | £							£ 2.0
Short-term Debt | £							0.0
Time Loan Overdraft Facility [Member] | CIB Short-Term Debt [Member] | Egyptian [Member]
Debt Instrument [Line Items]
Debt instrument, face amount | £					£ 10.0
Utilized debt amount | £							9.8
Short-term Debt | £							£ 0.2
Maintenance fees payable | CIB Short-Term Debt [Member] | Egyptian [Member]
Debt Instrument [Line Items]
Utilized debt amount | £					6.2
Short-term Debt | £					3.8
Time Loan Facility [Member] | CIB Short-Term Debt [Member]
Debt Instrument [Line Items]
Short-term Debt			$ 600
Time Loan Facility [Member] | CIB Short-Term Debt [Member] | Egyptian [Member]
Debt Instrument [Line Items]
Short-term Debt | £					£ 0.0
London Interbank Offered Rate (LIBOR) [Member] | CIB Long Term Debt [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage			2.00%		2.00%	2.00%
London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Line of credit interest rate			2.40%
London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Debt Instrument [Line Items]
Line of credit interest rate			2.70%
Term Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, maturity date			May 06, 2025
Withdrawn term loan			$ 270,000	$ 285,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, maturity date			May 06, 2023
Long-term Line of Credit			$ 65,000
Withdrawn term loan				65,000				$ 65,000
Line of Credit Facility, Commitment Fee Percentage		0.60%
Future Interest Payments 2023		The Company is permitted to make any prepayment under this RCF in multiples of $5.0 million during this 4-year period up to May 6, 2023. Any unutilized balances from the RCF can be drawn down again during the 4-year tenure at the same terms.
Line of credit facility, remaining borrowing capacity			0	0
Letters of Guarantee [Member] | ABK Short-Term Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount			200
Utilized debt amount			200	200
Short-term Debt			0	0
Letters of Guarantee [Member] | Time Loan Facility [Member] | CIB Short-Term Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount			14,500
Utilized debt amount				8,300
Short-term Debt				6,300
Letters of Guarantee [Member] | Time Loan Facility [Member] | CIB Short-Term Debt [Member]
Debt Instrument [Line Items]
Utilized debt amount			8,400
Short-term Debt			6,100
Time Loan Facility [Member] | ABK Short-Term Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount			3,000
Utilized debt amount			200	2,300
Short-term Debt			2,800	800
Secured Facilities Agreement [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 525,000							$ 485,000	$ 450,000
Increased term loan amount			504,000
Additional working capital			17,700
Term loan installment payment			15,000
Debt instrument, face amount			504,000
Term loan amount			$ 270,000
Debt Instrument, Covenant Description			Secured Facilities Agreement includes covenants that specify maximum leverage (Net Debt / EBITDA) up to 3.50, minimum debt service coverage ratio (Cash Flow / Debt Service) of at least 1.25, and interest coverage (EBITDA / Interest) of at least 4.00.
Secured Facilities Agreement [Member] | HSBC Bank Middle East Limited [Member]
Debt Instrument [Line Items]
Working capital facility			$ 24,700	24,700
Line of credit facility, remaining borrowing capacity			6,500	6,200
Utilized working capital facility			18,200	18,500
Secured Facilities Agreement [Member] | HSBC Bank Middle East Limited [Member] | QATAR
Debt Instrument [Line Items]
Working capital facility			10,300	10,300
Secured Facilities Agreement [Member] | HSBC Bank Middle East Limited [Member] | UNITED ARAB EMIRATES
Debt Instrument [Line Items]
Working capital facility			14,300	14,300
Secured Facilities Agreement [Member] | HSBC Bank Middle East Limited [Member] | KUWAIT
Debt Instrument [Line Items]
Working capital facility			100	100
Secured Facilities Agreement [Member] | Lenders [Member]
Debt Instrument [Line Items]
Working capital facility			$ 28,400	21,900
Line of credit facility description			letters of guarantee and letters of credit and refinancing letters of credit into short-term debt over a period of one year, which carries an interest rate equal to three-month U.S. Dollar LIBOR for the applicable interest period, plus a margin of 1.00% to 1.25% per annum
Utilized working capital facility			$ 140,600	129,400
Secured Facilities Agreement [Member] | Successors [Member]
Debt Instrument [Line Items]
[custom:ReducedTermLoanAmount-0]				$ 501,300
Incremental Facilities Agreement [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 40,000							$ 35,000
Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Working capital facility			$ 169,000